Provisions for expected credit losses/impairment charges - COVID-19 deferral packages (Details) $ in Millions	12 Months Ended
Sep. 30, 2020 AUD ($)
Provisions for expected credit losses
Increase (decrease) to modifications on assumption that the balance of Stage 1 was moved to Stage 2	$ 900
Amounts moved from Stage 2/3 to Stage 1	700
Performing - Stage 1
Provisions for expected credit losses
Gross loans	21,475
Provision for ECL on loans	(42)
Performing - Stage 2
Provisions for expected credit losses
Gross loans	13,949
Provision for ECL on loans	(612)
Non-performing - Stage 3
Provisions for expected credit losses
Gross loans	200
Provision for ECL on loans	(36)
Stages 2 and 3
Provisions for expected credit losses
Gross loans	4,000
Housing
Provisions for expected credit losses
Gross loans	29,957
Provision for ECL on loans	(400)
Housing | Performing - Stage 1
Provisions for expected credit losses
Gross loans	18,053
Provision for ECL on loans	(17)
Housing | Performing - Stage 2
Provisions for expected credit losses
Gross loans	11,811
Provision for ECL on loans	(371)
Housing | Non-performing - Stage 3
Provisions for expected credit losses
Gross loans	93
Provision for ECL on loans	(12)
Personal
Provisions for expected credit losses
Gross loans	426
Provision for ECL on loans	(73)
Personal | Performing - Stage 1
Provisions for expected credit losses
Gross loans	275
Provision for ECL on loans	(8)
Personal | Performing - Stage 2
Provisions for expected credit losses
Gross loans	145
Provision for ECL on loans	(60)
Personal | Non-performing - Stage 3
Provisions for expected credit losses
Gross loans	6
Provision for ECL on loans	(5)
Business
Provisions for expected credit losses
Gross loans	5,241
Provision for ECL on loans	(217)
Business | Performing - Stage 1
Provisions for expected credit losses
Gross loans	3,147
Provision for ECL on loans	(17)
Business | Performing - Stage 2
Provisions for expected credit losses
Gross loans	1,993
Provision for ECL on loans	(181)
Business | Non-performing - Stage 3
Provisions for expected credit losses
Gross loans	101
Provision for ECL on loans	(19)
Parent Entity
Provisions for expected credit losses
Increase (decrease) to modifications on assumption that the balance of Stage 1 was moved to Stage 2	800
Parent Entity | Performing - Stage 1
Provisions for expected credit losses
Gross loans	18,059
Provision for ECL on loans	(35)
Parent Entity | Performing - Stage 2
Provisions for expected credit losses
Gross loans	12,738
Provision for ECL on loans	(569)
Parent Entity | Non-performing - Stage 3
Provisions for expected credit losses
Gross loans	127
Provision for ECL on loans	(18)
Parent Entity | Housing
Provisions for expected credit losses
Gross loans	25,795
Provision for ECL on loans	(354)
Parent Entity | Housing | Performing - Stage 1
Provisions for expected credit losses
Gross loans	14,970
Provision for ECL on loans	(11)
Parent Entity | Housing | Performing - Stage 2
Provisions for expected credit losses
Gross loans	10,779
Provision for ECL on loans	(339)
Parent Entity | Housing | Non-performing - Stage 3
Provisions for expected credit losses
Gross loans	46
Provision for ECL on loans	(4)
Parent Entity | Personal
Provisions for expected credit losses
Gross loans	366
Provision for ECL on loans	(60)
Parent Entity | Personal | Performing - Stage 1
Provisions for expected credit losses
Gross loans	243
Provision for ECL on loans	(7)
Parent Entity | Personal | Performing - Stage 2
Provisions for expected credit losses
Gross loans	120
Provision for ECL on loans	(51)
Parent Entity | Personal | Non-performing - Stage 3
Provisions for expected credit losses
Gross loans	3
Provision for ECL on loans	(2)
Parent Entity | Business
Provisions for expected credit losses
Gross loans	4,763
Provision for ECL on loans	(208)
Parent Entity | Business | Performing - Stage 1
Provisions for expected credit losses
Gross loans	2,846
Provision for ECL on loans	(17)
Parent Entity | Business | Performing - Stage 2
Provisions for expected credit losses
Gross loans	1,839
Provision for ECL on loans	(179)
Parent Entity | Business | Non-performing - Stage 3
Provisions for expected credit losses
Gross loans	78
Provision for ECL on loans	$ (12)